o BT INSTITUTIONAL FUNDS o

                                 INSTITUTIONAL
                              TREASURY MONEY FUND

                               SEMI-ANNUAL REPORT
                               ------------------
                                  JUNE o 1998

BT INSTITUTIONAL TREASURY MONEY FUND

Table of Contents


Letter to Shareholders                                                         3

BT Institutional Treasury Money Fund

   Statement of Assets and Liabilities                                         5
   Statement of Operations                                                     5
   Statements of Changes in Net Assets                                         6
   Financial Highlights                                                        7
   Notes to Financial Statements                                               8

Treasury Money Portfolio

   Schedule of Portfolio Investments                                           9
   Statement of Operations                                                    11
   Statements of Changes in Net Assets                                        11
   Financial Highlights                                                       12
   Notes to Financial Statements                                              13


                             ---------------------
           The Fund is not insured by the FDIC and is not a deposit, obligation of or guar- anteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                             ---------------------

BT INSTITUTIONAL TREASURY MONEY FUND

Letter to Shareholders

We are pleased to present you with this semi-annual report for the BT Institutional Treasury Money Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY

The Treasury market was dominated by foreign activity rather than U.S. economic factors or Federal Reserve Board policy in the first six months of 1998.

o The hangover effects of the Asian financial crises, which began in Korea, Indonesia, and Thailand, spread to China and Japan. This both focused the U.S. markets on that region and also continued to support a flight to quality and, in turn, a U.S. Treasury rally.

o Domestically, the manufacturing sector of the U.S. economy weakened due to the impact of the Asian turmoil. However, the service sector, which currently constitutes approximately two-thirds of the U.S. economy, was extremely strong. The service sector was supported by a 21 year low in unemployment, by the wealth effect of the stock market, by an improving real estate market, and by a low interest rate environment. The bottom line--more disposable income for consumers.

INVESTMENT INSTRUMENTS

Direct obligations of U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations.

Overall, the short-term market was rather quiet, with its yield curve reasonably flat. A strong dollar, propelled by a deepening Asian crisis, served as a positive backdrop for continued low inflation. A combination of low inflation plus first quarter GDP growth of over 5% supported the markets' perception that the Federal Reserve Board was on hold. It was. In turn, interest rates remained relatively stable throughout the period, and price volatility within the short-term market was at an all-time low.

OBJECTIVE

Seeks high current income consistent with liquidity and preservation of capital.

INVESTMENT REVIEW

By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation as market conditions changed, we were able to produce competitive yields in the Institutional Treasury Money Fund.

       Ratings
     S&P: AAAm**
    Moody's: AAA

                                     ANNUALIZED 7 DAY        ANNUALIZED 7 DAY
 Periods ended June 30, 1998           CURRENT YIELD          EFFECTIVE YIELD
-----------------------------------------------------------------------------
 BT Institutional
   Treasury Money Fund*                     5.31%                   5.45%
-----------------------------------------------------------------------------
 IBC U.S. Treasury and Repo
   Money Funds Average                      4.89%                   5.00%
-----------------------------------------------------------------------------

We maintained a neutral, close-to-the benchmark weighted average maturity position throughout most of the semi-annual period. The uncertainty surrounding the Asian financial crisis caused a "flight to quality" trade, whereby investors bought a large amount of U.S. Treasury securities. This demand factor, combined with the smaller issuance of securities by the Treasury, resulted in a very expensive Treasury market. Thus, we sought to add value by investing in term repurchase agreements, whose yields were comparatively higher during this period. This allocation strategy proved to be effective in producing competitive Fund returns.

         Status at June 30, 1998
    Seven Day Effective Yield: 5.45%
        Average Maturity: 30 days
      Net Assets: $2,028.8 million

MANAGER OUTLOOK

We believe the Treasury market should remain fairly positive throughout the second half of the year for several reasons:

o The Asian crisis continues to loom and the U.S. dollar remains strong--a positive backdrop for inflation to stay low.

o U.S. economic growth remains solid, the labor market tight, interest rates stable and volatility low.

o While the Federal Reserve Board reinstituted its tightening bias earlier in the year, it still seems likely that it will be on hold for a while.

o Japan is facing serious financial troubles, which could impact China and Latin America in turn. Thus, we expect a continued flight to quality, with U.S. Treasuries the major beneficiary.

We intend to maintain a relatively neutral average maturity for the near term. At the same time, we will look to take advantage of any spike in yields or any issue-specific attractive value opportunities to extend duration, given our view of slower but still positive economic growth in the future.

--------------
 * Past performance is not indicative of future results. Yields will vary. Yields quote for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.
** S&P evaluates a number of factors, including credit quality, market price exposure and management. Aaa ratings by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations. Ratings are subject to change and do not remove market risks.

BT INSTITUTIONAL TREASURY MONEY FUND

Letter to Shareholders


We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the BT Institutional Treasury Money Fund, and we look forward to continuing to serve your investment needs for many years ahead.


                            /s/ Darlene M. Rasel
                        --------------------------------
                                Darlene M. Rasel
                            Portfolio Manager of the
                            Treasury Money Portfolio
                                  June 30, 1998


                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS

                       By Asset Type as of June 30, 1998
                    (percentages are base don market value)

                 [PIE CHART APPEARS HERE -- PLOT POINTS BELOW]

                        U.S. Treasury Bills          3%
                        U.S. Treasury Notes         17%
                        Repurchase Agreements       80%

BT INSTITUTIONAL TREASURY MONEY FUND

Statement of Assets and Liabilities June 30, 1998 (unaudited)

Assets
   Investment in Treasury Money Portfolio, at Value                                              $ 2,036,364,835
   Prepaid Expenses                                                                                       20,007
                                                                                                 ---------------
Total Assets                                                                                       2,036,384,842
                                                                                                 ---------------
Liabilities
   Due to Bankers Trust                                                                                   57,324
   Dividends Payable                                                                                   7,462,701
   Accrued Expenses                                                                                       59,358
                                                                                                 ---------------
Total Liabilities                                                                                      7,579,383
                                                                                                 ---------------
Net Assets                                                                                       $ 2,028,805,459
                                                                                                 ===============
Shares Outstanding ($0.001 par value per share, unlimited number of shares of
beneficial interest authorized)                                                                    2,028,521,048
                                                                                                 ===============
Net Asset Value, Offering and
Redemption Price Per Share (net assets divided by shares outstanding)                                     $ 1.00
                                                                                                 ===============
Composition of Net Assets
   Paid-in Capital                                                                               $ 2,028,521,048
   Accumulated Net Realized Gain from Investment Transactions                                            284,411
                                                                                                 ---------------
Net Assets, June 30, 1998                                                                        $ 2,028,805,459
                                                                                                 ===============


Statement of Operations For the six month period ended June 30, 1998 (unaudited)

Investment Income
   Income Allocated from Treasury Money Portfolio, net                                           $    56,746,168
                                                                                                 ---------------
Expenses
   Administration and Services Fees                                                                      530,538
   Printing and Shareholder Reports                                                                       10,205
   Registration Fees                                                                                       5,005
   Professional Fees                                                                                       9,685
   Trustees Fees                                                                                           2,105
   Miscellaneous                                                                                          25,835
                                                                                                 ---------------
   Total Expenses                                                                                        583,373
   Less:  Expenses Absorbed by Bankers Trust                                                             (52,835)
                                                                                                 ---------------
      Net Expenses                                                                                       530,538
                                                                                                 ---------------
Net Investment Income                                                                                 56,215,630
Net Realized Gain from Investment Transactions                                                           118,873
                                                                                                 ---------------
Net Increase in Net Assets from Operations                                                       $    56,334,503
                                                                                                 ===============

                  See Notes to Financial Statements on Page 8

BT INSTITUTIONAL TREASURY MONEY FUND

Statements of Changes in Net Assets

                                                                                 For the            For the
                                                                            six months ended       year ended
                                                                             June 30, 1998*     December 31, 1997
                                                                            ---------------     -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                    $    56,215,630     $     86,192,280
   Net Realized Gain from Investment Transactions                                   118,873                7,796
                                                                            ---------------     ----------------
Net Increase in Net Assets from Operations                                       56,334,503           86,200,076
                                                                            ---------------     ----------------
Distributions to Shareholders
   Net Investment Income                                                        (56,215,630)         (86,192,280)
                                                                            ---------------     ----------------
Total Distributions                                                             (56,215,630)         (86,192,280)
                                                                            ---------------     ----------------
Capital Transactions in Shares of Beneficial Interest (at Net Asset Value
 of $1.00 per share)
   Proceeds from Sales of Shares                                              9,193,755,774       12,747,952,607
   Dividend Reinvestments                                                        31,221,421           50,201,504
   Cost of Shares Redeemed                                                   (9,048,924,307)     (12,369,833,138)
                                                                            ---------------     ----------------
Total Increase from Capital Transactions in Shares of Beneficial Interest       176,052,888          428,320,973
                                                                            ---------------     ----------------
Total Increase in Net Assets                                                    176,171,761          428,328,769
Net Assets
Beginning of Period                                                           1,852,633,698        1,424,304,929
                                                                            ---------------     ----------------
End of Period                                                               $ 2,028,805,459     $  1,852,633,698
                                                                            ===============     ================

--------------
*  Unaudited

                  See Notes to Financial Statements on Page 8

BT INSTITUTIONAL TREASURY MONEY FUND

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for each of the periods indicated for the Institutional Treasury Money Fund.

                                               For the                    For the years ended December 31,
                                          six months ended   ----------------------------------------------------------------
                                          June 30, 1998(2)      1997         1996         1995          1994         1993
                                          ----------------   ----------   ----------   ----------   -----------  ------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period       $   1.00          $  1.00      $  1.00      $  1.00      $   1.00     $   1.00
                                           --------          -------      -------      -------      --------     --------
Income from Investment Operations
   Net Investment Income                       0.02             0.05         0.05         0.06          0.04         0.03
   Net Realized Gain (Loss) from
      Investment Transactions                 (0.00)(1)        (0.00)(1)    (0.00)(1)    (0.00)(1)     (0.00)(1)    (0.00)(1)
                                           --------          -------      -------      -------      --------     --------
Total from Investment Operations               0.02             0.05         0.05         0.06          0.04         0.03
                                           --------          -------      -------      -------      --------     --------
Distributions to Shareholders
   Net Investment Income                      (0.02)           (0.05)       (0.05)       (0.06)        (0.04)       (0.03)
   Net Realized Gain from Investment
      Transactions                              --               --           --         (0.00)(1)      --          (0.00)(1)
                                           --------          -------      -------      -------      --------     --------
   Total Distributions                        (0.02)           (0.05)       (0.05)       (0.06)        (0.04)       (0.03)
                                           --------          -------      -------      -------      --------     --------
Net Asset Value, End of Period             $   1.00          $  1.00      $  1.00      $  1.00      $   1.00     $   1.00
                                           ========          =======      =======      =======      ========     ========
Total Investment Return                        2.66%            5.42%        5.22%        5.71%         3.92%        2.94%
Supplemental Data and Ratios:
   Net Assets, End of Period
      (000s omitted)                      $2,028,805         $1,852,634   $1,424,305   $1,325,069   $182,101     $143,966
   Ratios to Average Net Assets:
      Net Investment Income                    5.30%              5.26%        5.10%        5.53%      3.97%        2.88%
      Expenses, Including Expenses of
        the Treasury Money Portfolio           0.25%              0.25%        0.25%        0.25%      0.25%        0.25%
      Decrease Reflected in Above
        Expense Ratio Due to Absorption
        of Expenses by Bankers Trust           0.00%(3)           0.02%        0.01%        0.07%      0.04%        0.03%

--------------
(1) Less than $0.01 per share.
(2) Unaudited
(3) Less than 0.01%.

                  See Notes to Financial Statements on Page 8

BT INSTITUTIONAL TREASURY MONEY FUND

Notes to Financial Statements (unaudited)

Note 1--Organization and Significant Accounting Policies
A. Organization

BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Treasury Money Fund (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on June 25, 1990. The Fund invests substantially all of its assets in the Treasury Money Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1998, the Fund's investment was approximately 85% of the Portfolio.

The financial statements of the Portfolio, including the Statement of Net Assets, are contained elsewhere in this report.

B. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Dividends

It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

D. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.

E. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses that are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets. At June 30, 1998, amounts owed under the Administration and Services Agreement amount to $94,813, net of waived fees of $2,110.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust pursuant 12b-1 of the 1940 Act, Edgewood may seek reimbursement at an annual rate not exceeding
 .10% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended June 30, 1998, there were no reimbursable expenses incurred under this agreement. The Fund does not intend to charge 12b-1 fees in the future.

Certain officers of the Fund are also directors, officers and or employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.

Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

The BT Institutional Treasury Money Fund is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally amongst all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .25% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended June 30, 1998, expenses of the Fund have been reduced by $52,835.

TREASURY MONEY PORTFOLIO

Schedule of Portfolio Investments June 30, 1998 (unaudited)

   Principal
    Amount                                   Description                                               Value
   ---------                                 -----------                                               -----
                  UNITED STATES TREASURY NOTES - 16.89%
$ 47,000,000         8.25%, 7/15/98                                                                 $ 47,046,171
  41,000,000         6%, 9/30/98                                                                      41,054,718
  22,580,000         5.125%, 11/30/98                                                                 22,547,375
 167,000,000         5.75%, 12/31/98                                                                 167,246,971
  45,000,000         4.75%, 8/31/98                                                                   44,935,914
  45,000,000         6.125%, 8/31/98                                                                  45,042,728
  35,000,000         4.75%, 8/31/98                                                                   34,947,578
                                                                                                    ------------
Total U.S. Treasury Notes (Amortized Cost - $402,821,455)                                            402,821,455
                                                                                                    ------------
                  UNITED STATES TREASURY BILLS - 3.15%
  47,000,000         5.05%, 12/24/98                                                                  45,839,622
  30,000,000         5.165%, 12/10/98                                                                 29,302,725
                                                                                                    ------------
Total U.S. Treasury Bills (Amortized Cost $75,142,347)                                                75,142,347
                                                                                                    ------------
                  REPURCHASE AGREEMENTS - 79.17%
 115,000,000      Tri-party Repurchase Agreement with Canadian Imperial Bank
                    Dated 6/30/98, 5.50%, Principal and Interest in the amount of $115,017,569 Due 7/1/98 (Collateralized by U.S. Treasury
                    Bonds, Par Value of $115,037,387, Coupon rates of 7.5% to
                    9.25%, Due 2/15/16 to 11/15/16, Value of $117,338,133)                           115,000,000

 115,000,000      Tri-Party Repurchase Agreement with Chase Manhattan Bank,
                    Dated 6/30/98, 5.70%, Principal and Interest in the amount of $115,018,208 Due 7/1/98 (Collateralized by U.S. Treasury
                    Notes, Par Value of $110,820,000, Coupon rates of 6.25% to
                    7.50%, Due 01/31/02 to 05/15/02, Value of $117,300,697)                          115,000,000

 133,000,000      Tri-Party Repurchase Agreement with Deutsche Bank,
                    Dated 3/10/98, 5.46%, Principal and Interest in the amount
                    OF $135,449,712, Due 7/6/98 (Collateralized by U.S. Treasury
                    Notes, Par Value of $135,449,712 Coupon rates of 6.75% &
                    6.6875% Due from 6/30/99 to 7/31/99, Value of $132,043,282)                      133,000,000

 175,000,000      Tri-Party Repurchase Agreement with Deutsche Bank,
                    Dated 4/1/98, 5.46%, Principal and Interest in the amount of
                    $177,415,992 Due 7/1/98 (Collateralized by U.S.Treasury
                    Notes Par value of $178,500,001, Coupon rates of 7.75%,
                    9.375% &14.006%, Due From 6/30/99 to 11/15/11, Value of
                    $174,406,793)                                                                    175,000,000

  25,000,000      Open Tri-party Repurchase Agreement with First Boston, 5.49%,
                    Dated 6/30/98, Daily Variable Rate, Principal amount of $25,000,000
                    Interest amount varies dependent on rate, Due 12/31/99
                    (Collateralized by U.S. Treasury Bills, Par Value of $19,624,847,
                    Coupon rates of 6.125% to 8.125%, Due from 7/9/98 to 6/24/99; U.S. Treasury Bonds,
                    Par Value of $5,889,395, Coupon rates of 10.375% to 13.125%,
                    Due from 5/15/01 to 11/15/21, Value of $25,013,962)                               25,000,000

  50,000,000      Tri-Party Repurchase Agreement with First Boston, 5.46%,
                    Dated 5/7/98, Principal and Interest in the amount of
                    $50,455,000 Due 7/6/98 (Collateralized by U.S. Treasury
                    Notes, Par Value of $50,738,509, Coupon rate of 7.125% to
                    8.5%, Due from 2/15/00 to 11/15/24, Value of $51,753,280)                         50,000,000

   2,262,437      Tri-Party Repurchase Agreement with Goldman Sachs, Dated
                    06/30/98, Principal and Interest in the amount of $2,262,801
                    Due 7/1/98 (Collateralized by U.S. Treasury Note, Par Value of $2,262,437,
                    Coupon rate of 5.80% Due 05/21/21, Value of $2,307,896)                            2,262,437

                  See Notes to Financial Statements on Page 13

TREASURY MONEY PORTFOLIO

Schedule of Portfolio Investments June 30, 1998 (unaudited)

   Principal
    Amount                                   Description                                               Value
   ---------                                 -----------                                               -----
$115,000,000      Tri-party Repurchase Agreement with Greenwich Capital, Dated
                    06/30/98, 5.80%, Principal and Interest in the amount of
                    $115,018,528, Due 7/1/98 (Collateralized by U.S. Treasury
                    Notes, Par Value of $111,125,000, Coupon rates of 6.5% to
                    8.45%, Due from 7/12/99 to 5/15/05, Value of $117,302,349)                    $  115,000,000

 115,000,000      Tri-party Repurchase Agreement with Hong Kong Shanh, Dated
                    6/30/98, 5.7%, Principal and Interest in the amount of
                    $115,018,208, Due 7/1/98, (Collateralized by U.S. Treasury
                    Notes, Par Value of $115,002,843, Coupon rates of 6.5% to
                    11.25%, Due from 2/15/14 to 11/15/26, Value of $117,302,897)                     115,000,000

 100,000,000      Tri-party Repurchase Agreement with J.P. Morgan, Dated 6/30/98,
                    5.75%, Principal & Interest in the amount of $ 100,015,972, Due 7/1/98,
                    (Collateralized by U.S. Treasury Notes, Par Value of $102,000,648,
                    Coupon rates of 6.625% to 6.875% Due from 8/15/07 to 2/15/19,
                    Value of $100,000,635)                                                           100,000,000

 175,000,000      Tri-party Repurchase Agreement with J.P. Morgan, Dated
                    6/30/98 5.75%, Principal & Interest in the amount of
                    $175,027,951, Due 07/01/98, (Collateralized by U.S. Treasury
                    Notes, Par Value of $178,500,254, Coupon rate of 5.375% Due
                    from 08/15/07 to 02/15/19, Value of $175,000,248)                                175,000,000

 125,000,000      Tri-party Repurchase Agreement with Merrill Lynch, Dated 5/20/98,
                    5.49%, Principal & Interest in the amount of $126,753,750, Due 8/20/98,
                    (Collateralized by U.S. Treasury Bonds, Par Value of $125,004,366,
                    Coupon rates of 8.125% to 13.375% Due from 8/15/01 to 8/15/19, Value of
                    $127,504,444)                                                                    125,000,000


 138,000,000      Tri-party Repurchase Agreement with Merrill Lynch, Dated
                    4/6/98, 5.45%, Principal & Interest in the amount of
                    $139,901,142, Due 7/6/98, (Collateralized by U.S. Treasury
                    Bonds, Par Value of $138,004,746, Coupon rates of 5.75% to
                    8.00% Due from 8/15/98 to 2/15/23, Value of $140,764,843)                        138,000,000

 115,000,000      Tri-party Repurchase Agreement with Morgan Stanley, Dated
                    6/30/98, 5.68%, Principal & Interest in the amount of
                    $115,018,144, Due 7/01/98, (Collateralized by U.S. Treasury
                    Bond, Par Value of $24,591,716, Coupon rate of 8.75%, Due
                    8/15/20, Value of $24,109,526; U.S. Treasury Notes, Par
                    Value of $93,294,702, Coupon rates of 6.375% to 9.25%, Due
                    8/15/98 to 8/15/02, Value of $91,465,395)                                        115,000,000

  90,000,000      Tri-party Repurchase Agreement with Swiss Bank, Dated 6/30/98,
                    5.75%, Principal & Interest in the amount of $ 90,014,375, Due 7/1/98,
                    (Collateralized by U.S. Treasury Notes, Par Value of $91,825,590,
                    Coupon rates of 5.50% to 5.86%, Due from to 5/15/98 to 2/29/00, Value of
                    $90,025,088)                                                                      90,000,000

 300,000,000      Open Tri-party Repurchase Agreement with  West Deutsche Bank,
                    Dated 6/30/98, Daily Variable Rate, Principal in the amount of 300,000,000,
                    Interest amount varies dependent on rate, Due 12/31/1999, (Collateralized by
                    U.S. Treasury Bonds, Par Value of $102,033,190, Coupon rates of 8.00% to 11.25%,
                    Due from 2/15/03 to 11/15/21, Value of $100,032,539; U.S. Treasury Notes,
                    Par Value of $204,133,103, Coupon rates of 5.125% to 6.625%, Due from 9/30/98
                    to 10/15/06, Value of $200,130,493)                                              300,000,000
                                                                                                  --------------
Total Repurchase Agreements (Amortized Cost - $1,888,262,437)                                      1,888,262,437
                                                                                                  --------------
Total Investments - (Amortized Cost $2,366,226,239)                                     99.21%    $2,366,226,239
Other Assets Less Liabilities                                                            0.79%        18,740,052
                                                                                       -------    --------------
Net Assets                                                                             100.00%    $2,384,966,291
                                                                                       =======    ==============

                  See Notes to Financial Statements on Page 13

TREASURY MONEY PORTFOLIO

Statement of Operations For the six months ended June 30, 1998 (unaudited)

Investment Income
   Interest                                                                                      $    70,251,740
                                                                                                 ---------------
Expenses
   Advisory Fees                                                                                       1,903,366
   Administration and Services Fees                                                                      634,455
   Professional Fees                                                                                       7,056
   Trustees Fees                                                                                             501
   Miscellaneous                                                                                           2,134
                                                                                                 ---------------
   Total Expenses                                                                                      2,547,512
   Less:  Expenses Absorbed by Bankers Trust                                                              (9,691)
                                                                                                 ---------------
      Net Expenses                                                                                     2,537,821
                                                                                                 ---------------
Net Investment Income                                                                                 67,713,919
                                                                                                 ---------------
Net Realized Gain from Investment Transactions                                                           141,013
                                                                                                 ---------------
Net Increase in Net Assets from Operations                                                       $    67,854,932
                                                                                                 ===============


Statements of Changes in Net Assets

                                                                                For the             For the
                                                                           six months ended        year ended
                                                                            June 30, 1998*     December 31, 1997
                                                                           ----------------    -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                    $    67,713,919     $   108,213,323
   Net Realized Gain from Investment Transactions                                   141,013               7,627
                                                                            ---------------     ---------------
Net Increase in Net Assets from Operations                                       67,854,932         108,220,950
                                                                            ---------------     ---------------
Capital Transactions
   Proceeds from Capital Invested                                             8,542,786,138      12,977,569,030
   Value of Capital Withdrawn                                                (8,344,974,716)    (12,946,202,889)
                                                                            ---------------     ---------------
Net Increase in Net Assets from Capital Transactions                            197,811,422          31,366,141
                                                                            ---------------     ---------------
Total Increase in Net Assets                                                    265,666,354         139,587,091
Net Assets
Beginning of Period                                                           2,119,299,937       1,979,712,846
                                                                            ---------------     ---------------
End of Period                                                               $ 2,384,966,291     $ 2,119,299,937
                                                                            ===============     ===============

--------------
*  Unaudited

                  See Notes to Financial Statements on Page 13

TREASURY MONEY PORTFOLIO

Financial Highlights

Contained below are selected ratios to average net assets and other supplemental data for each of the periods indicated for the Treasury Money Portfolio.

                                             For the                    For the years ended December 31,
                                        six months ended  -----------------------------------------------------------
                                        June 30, 1998(1)     1997         1996         1995        1994        1993
                                        ----------------  ----------   ----------   ----------   --------    --------
Supplemental Data and Ratios:
   Net Assets, End of Period (000s
      omitted)                            $2,384,966      $2,119,300   $1,979,713   $1,941,082   $882,775    $789,479
   Ratios to Average Net Assets:
      Net Investment Income                    5.33%(2)        5.29%        5.14%        5.58%      3.93%       2.93%
      Expenses                                 0.20%(2)        0.20%        0.20%        0.20%      0.20%       0.20%
      Decrease Reflected in Above
        Expense Ratio Due to Absorption
        of Expenses by Bankers Trust           0.00%(2,3)      0.00%(3)     0.00%(3)     0.01%      0.01%       0.01%

--------------
(1) Unaudited
(2) Annualized
(3) Less than 0.01%.

                  See Notes to Financial Statements on Page 13

TREASURY MONEY PORTFOLIO

Notes to Financial Statements (unaudited)

Note 1--Organization and Significant Accounting Policies
A. Organization

The Treasury Money Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and commenced operation on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of the Portfolio's investments.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. Internal Revenue Code Requirements

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore no federal income tax provision is required.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust") Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. Amounts owed under the Administration and Services Agreement amounted to $127,300 at June 30, 1998.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets. At June 30, 1998, amounts owed under the Advisory Agreement amounted to $333,337.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .20% of the average daily net assets of the Portfolio. For the six-month period ended June 30, 1998, expenses of the Portfolio have been reduced by $9,691.

Certain officers of the Portfolio's are also directors, officers and/or employees of Edgewood Services, Inc., distributor of BT Institutional Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

The BT Treasury Money Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

Note 3--Net Assets

At June 30, 1998, net assets consisted of:
Paid in capital                          $2,384,966,291
                                         ==============

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


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


BT INSTITUTIONAL FUNDS
INSTITUTIONAL TREASURY MONEY FUND


Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME  04112-9892

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019


                              -------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded or accompanied by a current prospectus for the Fund.
                              -------------------


                                                               Cusip # 055924203
                                                                STA480100 (6/98)